Consolidated Statements of Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Stockholders' Equity
Cash dividends declared	$ 0.04	$ 0.04	$ 0.04
Common Stock, Dividends, Per Share, Cash Paid	$ 0.49	$ 0.46	$ 0.37